Investment Risks	Apr. 01, 2026
Retail | Thornburg American Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retail | Thornburg American Opportunities Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Retail | Thornburg American Opportunities Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

Retail | Thornburg American Opportunities Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg American Opportunities Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in countries that are less diversified and where communications, transportation and economic infrastructures are less developed. Such countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of foreign issuers may be extremely volatile.

Retail | Thornburg American Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retail | Thornburg American Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk - The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg American Opportunities Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk - The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg American Opportunities Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk – If a significant percentage of the Fund’s Mutual Fund Class shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Mutual Fund Class shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg American Opportunities Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retail | Thornburg American Opportunities Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers - The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg American Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg American Opportunities Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg Focus Growth Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retail | Thornburg Focus Growth Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk - Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Retail | Thornburg Focus Growth Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

Retail | Thornburg Focus Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk - The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Focus Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in countries that are less diversified and where communications, transportation and economic infrastructures are less developed. Such countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of foreign issuers may be extremely volatile.

Retail | Thornburg Focus Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retail | Thornburg Focus Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk - The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Focus Growth Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk - The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg Focus Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk – If a significant percentage of the Fund’s Mutual Fund Class shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Mutual Fund Class shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Focus Growth Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers - The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Focus Growth Fund | Growth Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Company Risk - Growth company stocks may trade at higher multiples of current earnings than other equity securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Retail | Thornburg Focus Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Focus Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg American Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retirement | Thornburg American Opportunities Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk - Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Retirement | Thornburg American Opportunities Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

Retirement | Thornburg American Opportunities Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk - The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg American Opportunities Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk - Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in countries that are less diversified and where communications, transportation and economic infrastructures are less developed. Such countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of foreign issuers may be extremely volatile.

Retirement | Thornburg American Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retirement | Thornburg American Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk - The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg American Opportunities Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk - The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg American Opportunities Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk - If a significant percentage of the Fund’s Mutual Fund Class shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Mutual Fund Class shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg American Opportunities Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retirement | Thornburg American Opportunities Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers - The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg American Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund.
Retirement | Thornburg American Opportunities Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg Focus Growth Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retirement | Thornburg Focus Growth Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk - Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Retirement | Thornburg Focus Growth Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

Retirement | Thornburg Focus Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk - The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg Focus Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk - Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in countries that are less diversified and where communications, transportation and economic infrastructures are less developed. Such countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of foreign issuers may be extremely volatile.

Retirement | Thornburg Focus Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retirement | Thornburg Focus Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk - The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg Focus Growth Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk - The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg Focus Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk - If a significant percentage of the Fund’s Mutual Fund Class shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Mutual Fund Class shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg Focus Growth Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers - The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg Focus Growth Fund | Growth Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Company Risk - Growth company stocks may trade at higher multiples of current earnings than other equity securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Retirement | Thornburg Focus Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s Mutual Fund Class shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them.
Retirement | Thornburg Focus Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.